Note 9 - Equity Plans and Related Equity Activities (Details Textual) - USD ($)		1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 15, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023
Common Stock, Capital Shares Reserved for Future Issuance (in shares)							13,334,569		9,891,139
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)							4 years		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)										5,122
Share-Based Payment Arrangement, Expense							$ 487,000	$ 421,000	$ 1,883,000	$ 1,143,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount									$ 4,200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)							0	524,253	2,097,010
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								$ 1,800,000
General and Administrative Expense							$ 3,279,000	$ 1,986,000	$ 9,651,000	$ 7,293,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)								$ 4.79	$ 3.18
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)									$ 2.30	$ 3.39
Operating Expenses							6,216,000	$ 9,094,000	$ 32,686,000	$ 28,957,000
Restricted Stock, Value, Shares Issued Net of Tax Withholdings							$ 6,000		$ 43,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)									6 years 7 months 28 days
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)									2 years 7 months 6 days
Incentive Stock Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)							7,026,454		5,904,977
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense										$ 20,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							$ 60,000		$ 60,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)							2 years 4 months 24 days
Nonstatutory Stock Option [Member] | Non Executive Board [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							$ 1,100,000
Restricted Stock Units (RSUs) [Member]
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount							200,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested							300,000
Operating Expenses							$ 5,000		$ 300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)	41,136						6,993		42,415
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in shares)									120,535
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
Two Thousand Twenty Two Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)							2,573,405		2,573,405
Common Stock, Capital Shares Reserved for Future Issuance (in shares)							3,216,756		3,216,756		1,132,300
Annual Increase in Shares Reserved For Issuance as A Percentage of Common Shares Outstanding							5.00%		5.00%
Two Thousand Twenty Two Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 2.46
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted (in shares)		243,618
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested		$ 600,000
Two Thousand Twenty Two Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period (in shares)							3,461,319		3,461,319
Two Thousand and Ten Equity Incentive Plan or Two Thousand and Twenty Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Non Executive Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award (in shares)						20,489
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)						10 years
Two Thousand and Ten Equity Incentive Plan or Two Thousand and Twenty Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					23,518
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 10.30
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 200,000
General and Administrative Expense					$ 200,000
Two Thousand and Ten Equity Incentive Plan or Two Thousand and Twenty Equity Incentive Plan [Member] | Nonstatutory Stock Option [Member] | Non Executive Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)			3 years
Share-Based Payment Arrangement, Expense							$ 100,000		$ 100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)			700,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)			$ 2.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			1.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in dollars per share)			$ 1,300,000
Equity Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)				257,341			483,801
Common Stock, Capital Shares Reserved for Future Issuance (in shares)							483,801		257,341		226,460
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				24 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 37,000		$ 39,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Maximum Employee Subscription Rate				15.00%
Share Based Compensation Arrangement By Share Based Payment Award, Maximum Employee Subscription Amount				$ 25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent				85.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)							0		0
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount							$ 100,000		$ 300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)									1 year 10 months 24 days
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)							1 year 7 months 6 days